Supplemental Financial Statement Data - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 28, 2025	Dec. 27, 2024	Sep. 27, 2024	Mar. 29, 2024	Dec. 29, 2023	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ 12,001	$ 12,126	$ 11,082	$ 10,896	$ 10,925	$ 11,082	$ 11,439	$ 11,439
Income tax expense related to items of other comprehensive income						(8)	10
Net current-period other comprehensive income (loss)						156	(57)
Net transfers to Western Digital Corporation, including spin-off-related adjustments	(1,076)	(92)	583	63	152			275	$ 376	$ (922)
Ending balance	9,161	12,001	12,126	10,939	10,896	9,161	10,939	11,082	11,439
The Flash Business of Western Digital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			11,082			11,082	11,439	11,439	12,977	12,981
Income tax expense related to items of other comprehensive income								21	(29)	35
Net current-period other comprehensive income (loss)								(109)	64	(317)
Net transfers to Western Digital Corporation, including spin-off-related adjustments								275	376	(922)
Ending balance								11,082	11,439	12,977
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(434)	(243)	(452)	(315)	(398)	(452)	(343)	(343)
Net transfers to Western Digital Corporation, including spin-off-related adjustments	(4)	(6)	0
Ending balance	(306)	$ (434)	(243)	$ (400)	$ (315)	(306)	(400)	(452)	(343)
Accumulated Other Comprehensive Loss | The Flash Business of Western Digital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			(452)			(452)	(343)	(343)	(407)	(90)
Net transfers to Western Digital Corporation, including spin-off-related adjustments								0	0	0
Ending balance								(452)	(343)	(407)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			(208)			(208)
Other comprehensive income (loss)						(11)
Income tax expense related to items of other comprehensive income						0
Net current-period other comprehensive income (loss)						(11)
Net transfers to Western Digital Corporation, including spin-off-related adjustments						(4)
Ending balance	(223)					(223)		(208)
Foreign Currency Translation Adjustment | The Flash Business of Western Digital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			(208)			(208)	(165)	(165)	(130)
Other comprehensive income (loss)								(43)	(35)
Income tax expense related to items of other comprehensive income								0	0
Net current-period other comprehensive income (loss)								(43)	(35)
Ending balance								(208)	(165)	(130)
Unrealized Income (Losses) on Derivative Contracts
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			(244)			(244)
Other comprehensive income (loss)						175
Income tax expense related to items of other comprehensive income						(8)
Net current-period other comprehensive income (loss)						167
Net transfers to Western Digital Corporation, including spin-off-related adjustments						(6)
Ending balance	(83)					(83)		(244)
Unrealized Income (Losses) on Derivative Contracts | The Flash Business of Western Digital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			(244)			(244)	(178)	(178)	(277)
Other comprehensive income (loss)								(87)	128
Income tax expense related to items of other comprehensive income								21	(29)
Net current-period other comprehensive income (loss)								(66)	99
Ending balance								(244)	(178)	(277)
Accumulated Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			(452)			(452)
Other comprehensive income (loss)						164
Income tax expense related to items of other comprehensive income						(8)
Net current-period other comprehensive income (loss)						156
Net transfers to Western Digital Corporation, including spin-off-related adjustments						(10)
Ending balance	$ (306)					(306)		(452)
Accumulated Comprehensive Income (Loss) [Member] | The Flash Business of Western Digital Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			$ (452)			$ (452)	$ (343)	(343)	(407)
Other comprehensive income (loss)								(130)	93
Income tax expense related to items of other comprehensive income								21	(29)
Net current-period other comprehensive income (loss)								(109)	64
Ending balance								$ (452)	$ (343)	$ (407)